UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21707

PRESIDIO FUNDS

(Exact name of registrant as specified in charter)

726 Lake Street, San Francisco, CA 94118

(Address of principal executive offices)   (Zip code)

Kevin O’Boyle

Presidio Funds

726 Lake Street, San Francisco, CA 94118

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 751-0950

Date of fiscal year end: April 30

Date of reporting period: July 1, 2005 – June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Presidio Fund

U.S. Bank, N.A.
1-800-FLOWERS.COM, INC.

Ticker Symbol:FLWS	Cusip Number:68243Q106
Record Date: 10/7/2005	Meeting Date: 12/2/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 01-JAMES F. MCCANN,02-CHRISTOPHER G. MCCANN	For	Issuer	For	With
2	RATIFICATION OF OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM - PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP, AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, FOR THE FISCAL YEAR ENDING JULY 2, 2006 AS DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With

ADVO, INC.

Ticker Symbol:AD	Cusip Number:007585102
Record Date: 11/28/2005	Meeting Date: 1/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-TODD BROWN,02-DAVID F. DYER,03-BOBBIE GAUNT,04-S. SCOTT HARDING, 05-CHARLES M. HERINGTON,06-KAREN KAPLAN,07-JOHN MAHONEY,08-HOWARD H. NEWMAN	For	Issuer	For	With
2	THE APPROVAL AND ADOPTION OF THE 2006 INCENTIVE COMPENSATION PLAN.	Against	Issuer	For	Against
3	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR FISCAL 2006.	For	Issuer	For	With

ALIGN TECHNOLOGY, INC.

Ticker Symbol:ALGN	Cusip Number:016255101
Record Date: 3/31/2006	Meeting Date: 5/24/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-H. KENT BOWEN,02-DAVID E. COLLINS,03-JOSEPH LACOB,04-C. RAYMOND LARKIN, JR.,05-GEORGE J. MORROW,06-THOMAS M. PRESCOTT,O7-GREG J. SANTORA,08-WARREN S. THALER	For	Issuer	For	With
2	RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS: PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS ALIGN TECHNOLOGY, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With

AMERICAN POWER CONVERSION CORP.

Ticker Symbol:APPC	Cusip Number:029066107
Record Date: 4/13/2006	Meeting Date: 6/8/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 01-RODGER B. DOWDELL, JR.,02-NEIL E. RASMUSSEN,03-ERVIN F. LYON,04-JAMES D. GERSON,05-JOHN G. KASSAKIAN,06-ELLEN B. RICHSTONE	For	Issuer	For	With
1	TO FIX THE NUMBER OF DIRECTIONS AT SIX.	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF THE COMPANY'S INDEPENDENT AUDITORS.	For	Issuer	For	With
4	TO APPROVE THE COMPANY'S AMENDED AND RESTATED 1997 EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With

ANNTAYLOR STORES CORPORATION

Ticker Symbol:ANN	Cusip Number:036115103
Record Date: 2/28/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-WESLEY E. CANTRELL,02-KAY KRILL,03-BARBARA A. TURF	For	Issuer	For	With
2	APPROVE THE AMENDMENT OF THE COMPANY'S CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK OF THE COMPANY FROM 120,000,000 SHARES TO 200,000,000 SHARES.	Against	Issuer	For	Against
3	APPROVE CERTAIN AMENDMENTS TO THE COMPANY'S 2003 EQUITY INCENTIVE PLAN.	Against	Issuer	For	Against
4	RATIFY THE ENGAGEMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR FISCAL YEAR 2006.	For	Issuer	For	With

AVAYA INC.

Ticker Symbol:AV	Cusip Number:053499109
Record Date: 12/16/2005	Meeting Date: 2/10/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-BRUCE R. BOND,02-RONALD L. ZARRELLA	For	Issuer	For	With
2	RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR FISCAL 2006	For	Issuer	For	With

CALLIDUS SOFTWARE INC.

Ticker Symbol:CALD	Cusip Number:13123E500
Record Date: 4/12/2006	Meeting Date: 6/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 01-CHARLES M. BOESENBERG,02-MICHAEL A. BRAUN	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With

CARDINAL HEALTH, INC.

Ticker Symbol:CAH	Cusip Number:14149Y108
Record Date: 9/9/2005	Meeting Date: 11/2/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 01-J. MICHAEL LOSH, 02-JOHN B. MCCOY, 03-MICHAEL D. O'HALLERAN, 04-JEAN G. SPAULDING, M.D., 05-MATTHEW D. WALTER	For	Issuer	For	With
2	PROPOSAL TO ADOPT THE CARDINAL HEALTH, INC. 2005 LONG-TERM INCENTIVE PLAN.	For	Issuer	For	With
3	PROPOSAL TO ADOPT AMENDMENTS TO THE COMPANY'S RESTATED CODE OF REGULATIONS TO PROVIDE FOR THE ANNUAL ELECTION OF DIRECTORS.	For	Issuer	For	With

COMPUWARE CORPORATION

Ticker Symbol:CPWR	Cusip Number:205638109
Record Date: 7/1/2005	Meeting Date: 8/23/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the following nominees: 01-Dennis W. Archer,02-Gurminder S. Bedi,03-William O. Grabe,04-William R. Halling,05-Peter Karmanos, Jr.,06-Faye Alexander Nelson,07-Glenda D. Price,08-W. James Prowse,09-G. Scott Romney,10-Lowell P. Weicker, Jr.	For	Issuer	For	With
2	The Ratification of the appointment of Deloitte & Touche, LLP as the independent registered public accounting firm	For	Issuer	For	With

CONSECO, INC.

Ticker Symbol:CNO	Cusip Number:208464883
Record Date: 7/12/2005	Meeting Date: 8/29/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Debra J. Perry,02-Philip R. Roberts,03-William S. Kirsch,04-Michael T. Tokarz,05-R. Glenn Hilliard,06-Michael S. Shannon,07-Neal C. Schneider,08-John G. Turner	For	Issuer	For	With
2	Approval of teh Conseco, Inc. 2003 Amended and Restated Long-Term Incentive Plan	Against	Issuer	For	Against
3	Approval of the Conseco, Inc, 2005 Pay for Performance Incentive Plan	For	Issuer	For	With
4	Ratification of the appointment of PriceWaterhouseCoopers LLP as independent registered public accounting firm for Conseco for fiscal year ending December 31, 2005	For	Issuer	For	With

CONSECO, INC.

Ticker Symbol:CNO	Cusip Number:208464883
Record Date: 4/4/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-DEBRA J. PERRY,02-PHILIP R. ROBERTS,03-WILLIAM S. KIRSCH,04-MICHAEL T. TOKARZ,05-R. GLENN HILLIARD,06-MICHAEL S. SHANNON,07-NEAL C. SCHNEIDER,08-JOHN G. TURNER	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF CONSECO FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With

CORINTHIAN COLLEGES, INC.

Ticker Symbol:COCO	Cusip Number:218868107
Record Date: 9/30/2005	Meeting Date: 11/17/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 01-ALICE T. KANE,02-TERRY O. HARTSHORN	For	Issuer	For	With
2	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2003 PERFORMANCE AWARD PLAN.	Against	Issuer	For	Against
3	RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING JUNE 30, 2006.	For	Issuer	For	With

DIGIRAD CORPORATION

Ticker Symbol:DRAD	Cusip Number:253827109
Record Date: 3/3/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-TIMOTHY J. WOLLAEGER,02-GERHARD F. BURBACH,03-RAYMOND V. DITTAMORE,04-R. KING NELSON,05-KENNETH E. OLSON,06-DOUGLAS REED, M.D.,07-MARK L.CASNER	For	Issuer	For	With
2	TO APPROVE AN AMENDMENT TO THE RESTATED CERTIFICATE OF INCORPORATION TO REDUCE THE AUTHORIZED COMMON STOCK OF THE COMPANY FROM 150,000,000 TO 80,000,000 SHARES.	For	Issuer	For	With
3	TO APPROVE AN AMENDMENT TO THE 2004 STOCK INCENTIVE PLAN (THE '2004 PLAN') TO (A) INCREASE BY 1,000,000 THE MAXIMUM NUMBER OF SHARES OF COMMON STOCK THAT MAY BE ISSUED UNDER THE 2004 PLAN AND (B) APPROVE CERTAIN PROVISIONS OF THE 2004 PLAN SOLELY FOR THE PURPOSE OF PRESERVING OUR ABILITY TO DEDUCT COMPENSATION IN FULL FOR FEDERAL INCOME TAX OBLIGATIONS IN CERTAIN INSTANCES.	For	Issuer	For	With
4	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With

DIRECT GENERAL CORPORATION

Ticker Symbol:DRCT	Cusip Number:25456W204
Record Date: 3/13/2006	Meeting Date: 5/3/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES O1-RAYMOND L. OSTERHOUT,02-STEPHEN L. ROHDE	For	Issuer	For	With

ELECTRONIC DATA SYSTEMS CORPORATION

Ticker Symbol:EDS	Cusip Number:285661104
Record Date: 2/24/2006	Meeting Date: 4/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-W. ROY DUNBAR,02-ROGER A. ENRICO,03-S. MALCOLM GILLIS,04-RAY J. GROVES,05-ELLEN M. HANCOCK,06-JEFFREY M. HELLER,07-RAY L. HUNT,08-MICHAEL H. JORDAN,09-EDWARD A. KANGAS,10-R. DAVID YOST	Split	Issuer	For	With/Against
2	RATIFICATION OF APPOINTMENT OF AUDITORS.	For	Issuer	For	With
3	SHAREHOLDER PROPOSAL ENTITLED 'DIRECTORS TO BE ELECTED BY MAJORITY VOTE'.	Against	Stockholder	Against	With
4	SHAREHOLDER PROPOSAL ENTITLED 'INDEPENDENT BOARD CHAIRMAN'.	For	Stockholder	Against	Against

EMS TECHNOLOGIES, INC.

Ticker Symbol:ELMG	Cusip Number:26873N108
Record Date: 4/3/2006	Meeting Date: 5/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES-O1-HERMANN BUERGER,02-FRANCIS J. ERBRICK,03-ALFRED G. HANSEN,04-JOHN R. KREICK,05-JOHN B. MOWELL,06-BRADFORD W. PARKINSON,07-NORMAN E. THAGARD,08-JOHN L. WOODWARD, JR.	For	Issuer	For	With

ENDO PHARMACEUTICALS HOLDINGS INC.

Ticker Symbol:ENDP	Cusip Number:29264F205
Record Date: 4/19/2006	Meeting Date: 5/30/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 01-CAROL A. AMMON,02-JOHN J. DELUCCA,03-MICHEL DE ROSEN,04-MICHAEL HYATT, 05-ROGER H. KIMMEL,06-PETER A. LANKAU,07-C.A. MEANWELL, M.D. PHD. 08-J.T. O'DONNELL, JR.	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY'S FISCAL YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With

ENSCO INTERNATIONAL INCORPORATED

Ticker Symbol:ESV	Cusip Number:26874Q100
Record Date: 3/10/2006	Meeting Date: 5/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-GERALD W. HADDOCK*,02-PAUL E. ROWSEY, III*,03-CARL F. THORNE*,04-DANIEL W. RABUN**. NOTE: *=CLASS I NOMINEE, **=CLASS II NOMINEE.	Split	Issuer	For/Against	With/Against
2	RATIFICATION OF THE AUDIT COMMITEE'S APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS FOR 2006.	For	Issuer	For	With

FAMILY DOLLAR STORES, INC.

Ticker Symbol:FDO	Cusip Number:307000109
Record Date: 11/22/2005	Meeting Date: 1/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-MARK R. BERNSTEIN,02-SHARON ALLRED DECKER,03-EDWARD C. DOLBY,04-GLENN A. EISENBERG,05-HOWARD R. LEVINE,06-GEORGE R. MAHONEY, JR.,07-JAMES G. MARTIN	For	Issuer	For	With
2	APPROVAL OF FAMILY DOLLAR STORES, INC. 2006 INCENTIVE PLAN.	Against	Issuer	For	Against
3	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.	For	Issuer	For	With

FTI CONSULTING, INC.

Ticker Symbol:FCN	Cusip Number:302941109
Record Date: 3/15/2006	Meeting Date: 6/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 01-DENIS J. CALLAGHAN,02-MATTHEW F. MCHUGH,03-GARY C. WENDT	Split	Issuer	For	With/Against
2	APPROVE AND ADOPT THE FTI CONSULTING, INC. 2006 GLOBAL LONG-TERM INCENTIVE PLAN AUTHORIZING 4,000,000 SHARES OF COMMON STOCK UNDER THE PLAN.	For	Issuer	For	With
3	APPROVE AND ADOPT THE FTI CONSULTING, INC. DEFERRED COMPENSATION PLAN FOR KEY EMPLOYEES AND NON-EMPLOYEE DIRECTORS AUTHORIZING 1,500,000 SHARES OF COMMON STOCK UNDER THE PLAN.	Against	Issuer	For	Against
4	APPROVE AND ADOPT THE FTI CONSULTING, INC. 2007 EMPLOYEE STOCK PURCHASE PLAN AUTHORIZING 2,000,000 SHARES OF COMMON STOCK UNDER THE PLAN.	For	Issuer	For	With
5	APPROVE ADOPTION AND AMENDMENT OF THE FTI CONSULTING, INC. INCENTIVE COMPENSATION PLAN.	Against	Issuer	For	Against
6	RATIFY THE APPOINTMENT OF KPMG LLP TO SERVE AS FTI CONSULTING, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With

GENTEX CORPORATION

Ticker Symbol:GNTX	Cusip Number:371901109
Record Date: 3/17/2006	Meeting Date: 5/11/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-FRED BAUER,02-GARY GOODE,03-J.TERRY MORAN	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S AUDITORS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2006.	For	Issuer	For	With

IKON OFFICE SOLUTIONS, INC.

Ticker Symbol:IKN	Cusip Number:451713101
Record Date: 12/30/2005	Meeting Date: 2/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-PHILIP E. CUSHING,02-MATTHEW J. ESPE,03-THOMAS R. GIBSON,04-RICHARD A. JALKUT,05-ARTHUR E. JOHNSON,06-KURT M. LANDGRAF, 07-GERALD LUTERMAN,08-WILLIAM E. MCCRACKEN,09-WILLIAM L. MEDDAUGH,10-ANTHONY P. TERRACCIANO	For	Issuer	For	With
2	APPROVAL OF THE 2006 OMNIBUS EQUITY COMPENSATION PLAN.	Against	Issuer	For	Against
3	RATIFICATION OF SELECTION OF INDEPENDENT AUDITOR.	For	Issuer	For	With

INTERNATIONAL COAL GROUP, INC.

Ticker Symbol:ICO	Cusip Number:45928H106
Record Date: 4/10/2006	Meeting Date: 5/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-MAURICE E. CARINO, JR.,02-STANLEY N. GAINES	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With
3	TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE 2006 ANNUAL MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.	Against	Issuer	For	Against

KENSEY NASH CORPORATION

Ticker Symbol:KNSY	Cusip Number:490057106
Record Date: 5/1/2006	Meeting Date: 6/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	PROPOSAL TO APPROVE THE FIFTH AMENDED AND RESTATED KENSEY NASH CORPORATION EMPLOYEE INCENTIVE COMPENSATION PLAN.	Against	Issuer	For	Against

KEYSTONE AUTOMOTIVE INDUSTRIES, INC.

Ticker Symbol:KEYS	Cusip Number:49338N109
Record Date: 6/17/2005	Meeting Date: 8/3/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of 01-Ronald G. Foster,02-James Robert Gerrity,03-Richard L. Keister, 04-Timothy C. McQuay,05-John R. Moore,06-Stephen A. Rhodes,07-Keith M. Thompson	For	Issuer	For	With
2	To approve the 2005 Omnibus incentive plan	Against	Issuer	For	Against
3	Ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm	For	Issuer	For	With

LEADIS TECHNOLOGY, INC.

Ticker Symbol:LDIS	Cusip Number:52171N103
Record Date: 4/19/2006	Meeting Date: 6/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 01-KEN LEE,PH.D.,02-ARATI PRABHAKAR, PH.D.,03-JACK SALTICH	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS, LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF LEADIS TECHNOLOGY, INC. FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With

MEDIMMUNE, INC.

Ticker Symbol:MEDI	Cusip Number:584699102
Record Date: 3/31/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES O1-WAYNE T. HOCKMEYER,02-DAVID M. MOTT,03-DAVID BALTIMORE,04-M. JAMES BARRETT,05-JAMES H. CAVANAUGH,06-BARBARA H. FRANKLIN,07-GORDON S. MACKLIN,08-GEORGE M. MILNE, JR.,09-ELIZABETH H.S. WYATT	For	Issuer	For	With
2	TO APPROVE AN AMENDMENT TO THE 2003 NON-EMPLOYEE DIRECTORS STOCK OPTION PLAN.	Against	Issuer	For	Against
3	TO APPROVE AND RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTIONG FIRM FOR 2006.	For	Issuer	For	With

MODTECH HOLDINGS, INC.

Ticker Symbol:MODT	Cusip Number:60783C100
Record Date: 5/5/2006	Meeting Date: 6/13/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 01-DAVID M. BUCKLEY,02-ROBERT W. CAMPBELL,03-DANIEL J. DONAHOE III,04-STANLEY N. GAINES,05-CHARLES R. GWIRTSMAN,06-CHARLES C. MCGETTIGAN,07-MYRON A. WICK III	For	Issuer	For	With
2	APPROVAL OF THE PROPOSED AMENDMENT TO THE 2002 STOCK OPTION PLAN.	Against	Issuer	For	Against
3	RATIFICATION OF THE APPOINTMENT OF PETERSON & COMPANY AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With

MODTECH HOLDINGS, INC.

Ticker Symbol:MODT	Cusip Number:60783C100
Record Date: 11/4/2005	Meeting Date: 1/3/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF THE PRIVATE PLACEMENT AND THE ISSUANCE OF 2,046,000 SHARES OF COMMON STOCK AND WARRANTS TO PURCHASE AN ADDITIONAL 1,023,000 SHARES OF COMMON STOCK.	For	Issuer	For	With
2	APPROVAL OF THE ISSUANCE OF THE SHARES OF COMMON STOCK TO BE ISSUED UPON COMVERSION OF A $25.9 MILLION CONVERTIBLE NOTE AND EXERCISE OF THE RELATED WARRANTS.	For	Issuer	For	With
3	APPROVAL OF THE AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF COMMON STOCK FROM 25 MILLION TO 55 MILLION.	For	Issuer	For	With
4	APPROVAL OF THE AMENDMENT TO THE COMPANY'S 2002 NONSTATUTORY STOCK OPTION PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK ISSUABLE UPON EXERCISE OF OPTIONS GRANTED UNDER THE PLAN FROM 1 MILLION TO 2 MILLION.	For	Issuer	For	With

MODTECH HOLDINGS, INC.

Ticker Symbol:MODT	Cusip Number:60783C100
Record Date: 11/4/2005	Meeting Date: 12/13/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 01-DAVID M. BUCKLEY,02-ROBERT W. CAMPBELL,03-DANIEL J. DONAHOE III, 04-STANLEY N. GAINES,05-CHARLES R. GWIRTSMAN, 06-CHARLES C. MCGETTIGAN, 07-MYRON A. WICK III	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF PETERSON & COMPANY AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2005.	For	Issuer	For	With

NEWELL RUBBERMAID INC.

Ticker Symbol:NWL	Cusip Number:651229106
Record Date: 3/15/2006	Meeting Date: 5/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES O1-THOMAS E. CLARKE,02-E. CUTHBERT MILLETT,03-STEVEN J. STROBEL	Split	Issuer	For/Against	With/Against
2	APPROVAL OF AMENDED AND RESTATED NEWELL RUBBERMAID INC. 2003 STOCK PLAN	Against	Issuer	For	Against
3	APPROVAL OF NEWELL RUBBERMAID INC. EMPLOYEE STOCK PURCHASE PLAN	Against	Issuer	For	Against
4	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006	For	Issuer	For	With
5	APPROVAL OF STOCKHOLDER PROPOSAL - REDEEM OR VOTE POISON PILL, IF PROPERLY PRESENTED AT THE ANNUAL MEETING	For	Stockholder	Against	Against
6	APPROVAL OF STOCKHOLDER PROPOSAL - REPEAL CLASSIFIED BOARD, IF PROPERLY PRESENTED AS THE ANNUAL MEETING	For	Stockholder	Against	Against

NEWMONT MINING CORPORATION

Ticker Symbol:NEM	Cusip Number:651639106
Record Date: 3/1/2006	Meeting Date: 4/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-G.A. BARTON,02-V.A. CALARCO,03-N. DOYLE,04-V.M. HAGEN,05-M.S. HAMSON,06-L.I. HIGDON,07-P. LASSONDE,08-R.J. MILLER,09-W.W. MURDY,10-R.A. PLUMBRIDGE,11-J.B. PRESCOTT,12-D.C. ROTH,13-S. SCHULICH,14-J.V. TARANIK	Split	Issuer	For	With/Against
2	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS.	For	Issuer	For	With
3	STOCKHOLDER PROPOSAL REGARDING INDEPENDENT BOARD CHAIRMAN.	For	Stockholder	Against	Against

OM GROUP, INC.

Ticker Symbol:OMG	Cusip Number:670872100
Record Date: 3/14/2006	Meeting Date: 5/2/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMJMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-RICHARD W. BLACKBURN,02-STEVEN J. DEMETRIOU	Split	Issuer	For	With/Against
2	TO AMEND THE OM GROUP, INC. 2002 STOCK INCENTIVE PLAN.	Against	Issuer	For	Against
3	TO CONFIRM THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANT.	For	Issuer	For	With

OMNICELL, INC.

Ticker Symbol:OMCL	Cusip Number:68213N109
Record Date: 3/10/2006	Meeting Date: 4/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-RANDALL A. LIPPS,02-BROCK D. NELSON,03-JOSEPH E. WHITTERS	For	Issuer	For	With
2	PROPOSAL TO RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With

PLAYTEX PRODUCTS, INC.

Ticker Symbol:PYX	Cusip Number:72813P100
Record Date: 3/24/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-N. DEFEO,O2-H. BAUM,O3-M. EISENSON,O4-R. GORDON,O5-R. HARRIS,06-C. MERRIFIELD,O7-S. NOWAKOWSKI,O8-D. WHEAT,09-N. WHITE	Split	Issuer	For/Against	With/Against
2	THE RATIFICATION OF THE SELECTION OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2006.	For	Issuer	For	With

QUINTON CARDIOLOGY SYSTEMS, INC.

Ticker Symbol:QUIN	Cusip Number:748773108
Record Date: 7/14/2005	Meeting Date: 8/31/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve and Adopt Agreement and Plan of Merger as February 28, 2005, as amended on June 23, 2005, among Quinton Cardiology Systems, Cardiac Science, CSQ Holding Company, Rhythm Acquisition Corporation and Heart Acquisition Corporation	For	Issuer	For	With
2	Approve Adjournments or Postponements of the Quinton Special Meeting, if necessary, to permit further solicitation of proxies if there are not sufficient votes at the time of teh Quinton Special Meeting to approve Item 1.	For	Issuer	For	With

RENT-A-CENTER,INC

Ticker Symbol:RCII	Cusip Number:76009N100
Record Date: 3/24/2006	Meeting Date: 5/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 01-J.V. LENTEL,02-MICHAEL J. GADE	For	Issuer	For	With
2	APPROVAL OF THE RENT-A-CENTER, INC. 2006 LONG-TERM INCENTIVE PLAN AS SET FORTH IN THE ACCOMPANYING PROXY STATEMENT.	Against	Issuer	For	Against

ROGERS CORPORATION

Ticker Symbol:ROG	Cusip Number:775133101
Record Date: 3/3/2006	Meeting Date: 4/28/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-LEONARD M. BAKER,02-WALTER E. BOOMER,03-CHARLES M. BRENNAN, III,04-EDWARD L. DIEFENTHAL,05-GREGORY B. HOWEY,06-LEONARD R. JASKOL,07-CAROL R. JENSEN,08-EILEEN S. KRAUS,09-WILLIAM E. MITCHELL,10-ROBERT G. PAUL,11-ROBERT D. WACHOB	Split	Issuer	For/Against	With/Against
2	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ROGERS CORPORATION FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With

ROSS STORES, INC.

Ticker Symbol:ROST	Cusip Number:778296103
Record Date: 3/24/2006	Meeting Date: 5/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES O1-MICHAEL BALMUTH,O2-K. GUNNAR BJORKLUND,03-SHARON D. GARRETT	Split	Issuer	For/Against	With/Against
2	TO APPROVE THE COMPANY'S SECOND AMENDED AND RESTATED INCENTIVE COMPENSATION PLAN.	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING FEBRUARY 3, 2007.	For	Issuer	For	With

SIGMATEL, INC.

Ticker Symbol:SGTL	Cusip Number:82661W107
Record Date: 2/28/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES - 01-JOHN A. HIME,02-KENNETH P. LAWLER	For	Issuer	For	With

SPSS INC.

Ticker Symbol:SPSS	Cusip Number:78462K102
Record Date: 3/13/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-JACK NOONAN,02 MICHAEL BLAIR	For	Issuer	For	With
2	APPROVAL OF THE SECOND AMENDED AND RESTATED 2002 EQUITY INCENTIVE PLAN.	Against	Issuer	For	Against
3	RATIFICATION OF THE APPOINTMENT OF GRANT THORNTON LLP AS INDEPENDENT AUDITORS OF SPSS FOR FISCAL YEAR 2006.	For	Issuer	For	With

STAKTEK HOLDINGS, INC.

Ticker Symbol:STAK	Cusip Number:85256P106
Record Date: 3/1/2006	Meeting Date: 4/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-JOSEPH C. ARAGONA,02-JAMES W. CADY,03-HARVEY B. (BERRY) CASH,04-KEVIN P. HEGARTY,05-CLARK W. JERNIGAN,06-WAYNE R. LIEBERMAN,07-EDWARD E. OLKKOLA,08-A.TRAVIS WHITE	For	Issuer	For	With
2	PROPOSAL TO ADOPT THE 2006 STAKTEK EQUITY-BASED COMPENSATION PLAN	Against	Issuer	For	Against

SYNPLICITY, INC.

Ticker Symbol:SYNP	Cusip Number:87160Y108
Record Date: 3/31/2006	Meeting Date: 5/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-PRABHU GOEL,02-KENNETH S. MCELVAIN,03-GARY MEYERS,04-DENNIS SEGERS,05-SCOTT J. STALLARD,06-THOMAS WEATHERFORD,07-ALISA YAFFA	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With
3	TO TRANSACT SUCH OTHER BYUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING INCLUDING ANY MOTION TO ADJOURN TO A LATER DATE TO PERMIT FURTHER SOLICITATION OF PROXIES, IF NECESSARY, OR BEFORE ANY ADJOURNMENT THEREOF.	Abstained	Issuer	For	N/A

THE REYNOLDS AND REYNOLDS COMPANY

Ticker Symbol:REY	Cusip Number:761695105
Record Date: 5/22/2006	Meeting Date: 6/15/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 01-CLEVE L. KILLINGSWORTH,02-FINBARR J. O'NEILL,03-RENATO ZAMBONINI	For	Issuer	For	With
2	RATIFICATION OF REAPPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With

TREEHOUSE FOODS INC.

Ticker Symbol:THS	Cusip Number:89469A104
Record Date: 3/17/2006	Meeting Date: 4/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-FRANK J. O'CONNELL,02-TERDEMA L. USSERY, II	For	Issuer	For	With
2	RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS	For	Issuer	For	With

UAP HOLDING CORP

Ticker Symbol:UAPH	Cusip Number:903441103
Record Date: 6/8/2005	Meeting Date: 7/18/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 1 - 01-L. Kenneth Cordell, 02-Carl J. Rickertsen,03-Thomas R. Miklich	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the company	For	Issuer	For	With

USI HOLDINGS CORPORATION

Ticker Symbol:USIH	Cusip Number:90333H101
Record Date: 4/7/2006	Meeting Date: 5/24/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 01-ATWELL, WILLIAM L.02-ESLICK, DAVID L.,03-FRIEDEN, RONALD E.,04-HAYES, THOMAS A.,05 LYTLE, L. BEN,06-SPASS, ROBERT A.,07-WRIGHT, ROBERT F.	Split	Issuer	For	With/Against
2	APPROVAL OF AMENDED AND RESTATED MANAGEMENT INCENTIVE PLAN	Against	Issuer	For	Against
3	APPROVAL OF AMENDED AND RESTATED 2002 EQUITY INCENTIVE PLAN	Against	Issuer	For	Against

ZOLL MEDICAL CORPORATION

Ticker Symbol:ZOLL	Cusip Number:989922109
Record Date: 12/9/2005	Meeting Date: 1/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 01-THOMAS M. CLAFLIN, II,02-RICHARD A. PACKER	For	Issuer	For	With
2	PROPOSAL TO APPROVE CERTAIN AMENDMENTS TO THE ZOLL MEDICAL CORPORATION AMENDED AND RESTATED 2001 STOCK INCENTIVE PLAN.	For	Issuer	For	With
3	PROPOSAL TO APPROVE THE ZOLL MEDICAL CORPORATION 2006 NON-EMPLOYEE DIRECTOR STOCK OPTION PLAN.	For	Issuer	For	With
4	PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRESIDIO FUNDS

By: /s/ Kevin C. O'Boyle

      Kevin O'Boyle, President

Date:                08/24/2006